Tax assets and liabilities - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	$ 1,094	$ 999
Deferred tax expense (income) recognised in profit or loss	303	104	$ (3)
Other movements including foreign exchange movements	(25)	(9)
Net deferred tax (assets) liabilities at end of period	1,372	1,094	999
Unrealised losses or gains on investments
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	129	(129)
Deferred tax expense (income) recognised in profit or loss	32	268
Other movements including foreign exchange movements	(13)	(10)
Net deferred tax (assets) liabilities at end of period	148	129	(129)
Balances relating to insurance and reinsurance contracts
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	1,170	1,255
Deferred tax expense (income) recognised in profit or loss	260	(87)
Other movements including foreign exchange movements	(22)	2
Net deferred tax (assets) liabilities at end of period	1,408	1,170	1,255
Short-term temporary differences
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(94)	(96)
Deferred tax expense (income) recognised in profit or loss	28	2
Other movements including foreign exchange movements	6
Net deferred tax (assets) liabilities at end of period	(60)	(94)	(96)
Unused tax losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(111)	(31)
Deferred tax expense (income) recognised in profit or loss	(17)	(79)
Other movements including foreign exchange movements	4	(1)
Net deferred tax (assets) liabilities at end of period	$ (124)	$ (111)	$ (31)